UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2007

1.808778.103

VIPEI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	344,527	$ 8,699,307
The Goodyear Tire & Rubber Co. (a)	881,100	26,794,251
TRW Automotive Holdings Corp. (a)	130,000	4,118,400
		39,611,958
Automobiles - 1.3%
Ford Motor Co.	2,890,630	24,541,449
General Motors Corp. (d)	432,600	15,876,420
Harley-Davidson, Inc.	47,800	2,208,838
Hyundai Motor Co.	195,980	15,825,735
Monaco Coach Corp.	485,150	6,806,655
Peugeot Citroen SA	269,100	22,210,674
Renault SA	117,501	17,027,084
Toyota Motor Corp. sponsored ADR	398,700	46,592,082
Winnebago Industries, Inc. (d)	349,700	8,350,836
		159,439,773
Diversified Consumer Services - 0.3%
H&R Block, Inc.	862,270	18,262,879
Service Corp. International	1,298,000	16,744,200
		35,007,079
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	340,200	18,530,694
Wyndham Worldwide Corp.	418,802	13,719,954
		32,250,648
Household Durables - 1.1%
Beazer Homes USA, Inc.	608,000	5,016,000
Black & Decker Corp.	230,000	19,159,000
Centex Corp.	409,300	10,875,101
KB Home	226,400	5,673,584
Lennar Corp. Class A (d)	674,700	15,281,955
The Stanley Works	355,730	19,967,125
Whirlpool Corp.	679,334	60,528,659
		136,501,424
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	1,355,269	26,034,717
Leisure Equipment & Products - 0.6%
Brunswick Corp.	1,296,457	29,637,007
Eastman Kodak Co. (d)	1,346,200	36,024,312
		65,661,319
Media - 3.6%
Belo Corp. Series A	412,394	7,159,160
Citadel Broadcasting Corp.	1,425,863	5,931,590
Clear Channel Communications, Inc.	2,816,500	105,449,760
Comcast Corp. Class A	2,265,536	54,780,660
E.W. Scripps Co. Class A	269,879	11,334,918
Gannett Co., Inc.	533,900	23,331,430

	Shares	Value
News Corp. Class B	1,248,804	$ 29,209,526
The McClatchy Co. Class A (d)	1,365,303	27,278,754
The New York Times Co. Class A (d)	985,108	19,465,734
The Walt Disney Co.	618,500	21,270,215
Time Warner Cable, Inc.	648,700	21,277,360
Time Warner, Inc.	5,290,050	97,125,318
Viacom, Inc. Class B (non-vtg.) (a)	81,679	3,183,031
Virgin Media, Inc.	478,187	11,605,598
		438,403,054
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	722,000	19,176,320
Kohl's Corp. (a)	95,500	5,475,015
Macy's, Inc.	1,075,500	34,760,160
Nordstrom, Inc.	348,300	16,331,787
Retail Ventures, Inc. (a)	653,788	6,805,933
Sears Holdings Corp. (a)	237,500	30,210,000
Target Corp.	237,200	15,078,804
Tuesday Morning Corp.	555,523	4,994,152
		132,832,171
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	308,458	10,351,850
AnnTaylor Stores Corp. (a)	269,191	8,525,279
Chico's FAS, Inc. (a)	994,100	13,967,105
Circuit City Stores, Inc.	843,700	6,673,667
Gap, Inc.	1,100,200	20,287,688
Home Depot, Inc.	2,154,600	69,895,224
OfficeMax, Inc.	233,100	7,988,337
RadioShack Corp.	590,100	12,191,466
Staples, Inc.	728,645	15,658,581
Williams-Sonoma, Inc.	649,000	21,170,380
		186,709,577
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	621,415	21,333,177
TOTAL CONSUMER DISCRETIONARY		1,273,784,897
CONSUMER STAPLES - 5.1%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	783,150	39,149,669
Heineken NV (Bearer)	383,154	25,144,297
		64,293,966
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,021,100	40,466,193
Rite Aid Corp. (a)(d)	2,226,768	10,287,668
Wal-Mart Stores, Inc.	2,762,400	120,578,760
Winn-Dixie Stores, Inc. (a)	237,142	4,439,298
		175,771,919
Food Products - 0.9%
Hershey Co.	854,300	39,648,063
Kraft Foods, Inc. Class A	584,254	20,162,606
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Marine Harvest ASA (a)	18,535,000	$ 23,585,624
Tyson Foods, Inc. Class A	1,138,400	20,320,440
		103,716,733
Household Products - 0.6%
Kimberly-Clark Corp.	357,900	25,146,054
Procter & Gamble Co.	669,842	47,116,686
		72,262,740
Personal Products - 0.8%
Avon Products, Inc.	2,258,370	84,756,626
Estee Lauder Companies, Inc. Class A	285,700	12,130,822
		96,887,448
Tobacco - 0.8%
Altria Group, Inc.	1,389,905	96,640,095
TOTAL CONSUMER STAPLES		609,572,901
ENERGY - 16.3%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	1,316,200	118,944,994
Halliburton Co.	1,367,595	52,515,648
Nabors Industries Ltd. (a)	1,127,113	34,681,267
Noble Corp.	1,131,000	55,475,550
Pride International, Inc. (a)	238,000	8,698,900
Schlumberger Ltd. (NY Shares)	1,690,557	177,508,485
		447,824,844
Oil, Gas & Consumable Fuels - 12.6%
Apache Corp.	538,680	48,513,521
BP PLC sponsored ADR	324,500	22,504,075
Chevron Corp.	2,216,142	207,386,568
ConocoPhillips	1,770,600	155,405,562
CONSOL Energy, Inc.	95,500	4,450,300
Devon Energy Corp.	53,900	4,484,480
EOG Resources, Inc.	713,300	51,592,989
Exxon Mobil Corp.	7,732,136	715,686,503
Hess Corp.	729,600	48,540,288
Lukoil Oil Co. sponsored ADR	254,900	21,136,308
Occidental Petroleum Corp.	1,035,400	66,348,432
Royal Dutch Shell PLC Class A sponsored ADR	76,900	6,319,642
Spectra Energy Corp.	409,800	10,031,904
Total SA sponsored ADR	984,633	79,784,812
Valero Energy Corp.	754,620	50,695,372
Williams Companies, Inc.	512,700	17,462,562
		1,510,343,318
TOTAL ENERGY		1,958,168,162

	Shares	Value
FINANCIALS - 25.7%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	320,402	$ 20,220,570
Ares Capital Corp.	597,691	9,724,433
Bank New York Mellon Corp.	3,382,595	149,307,743
KKR Private Equity Investors, LP	616,300	12,202,740
KKR Private Equity Investors, LP Restricted Depositary Units (e)	643,800	12,747,240
Legg Mason, Inc.	114,600	9,659,634
Merrill Lynch & Co., Inc.	1,059,800	75,542,544
Morgan Stanley	1,442,400	90,871,200
State Street Corp.	444,453	30,293,916
		410,570,020
Commercial Banks - 4.8%
Associated Banc-Corp. (d)	796,996	23,614,991
Barclays PLC Sponsored ADR (d)	628,100	30,538,222
HSBC Holdings PLC sponsored ADR	661,900	61,291,940
KeyCorp (d)	705,300	22,802,349
Lloyds TSB Group PLC	2,033,200	22,570,363
Marshall & Ilsley Corp.	514,000	22,497,780
PNC Financial Services Group, Inc.	796,014	54,208,553
Royal Bank of Scotland Group PLC	1,653,864	17,767,151
Sterling Financial Corp., Washington	151,064	4,065,132
U.S. Bancorp, Delaware (d)	1,379,738	44,882,877
Wachovia Corp.	2,911,957	146,034,644
Wells Fargo & Co.	3,645,200	129,842,024
		580,116,026
Consumer Finance - 0.5%
American Express Co.	564,296	33,502,254
Discover Financial Services (a)	1,199,098	24,941,238
		58,443,492
Diversified Financial Services - 7.4%
Bank of America Corp.	7,527,077	378,386,161
Citigroup, Inc.	5,545,719	258,818,706
FirstRand Ltd.	3,704,192	11,884,993
JPMorgan Chase & Co.	5,351,012	245,183,370
		894,273,230
Insurance - 6.8%
ACE Ltd.	1,514,096	91,708,795
AFLAC, Inc.	201,800	11,510,672
Allstate Corp.	956,200	54,685,078
American International Group, Inc.	4,305,450	291,263,693
Hartford Financial Services Group, Inc.	769,900	71,254,245
MetLife, Inc. unit	758,600	26,019,980
Montpelier Re Holdings Ltd.	1,408,300	24,926,910
Paris RE Holdings Ltd.	327,700	7,897,373
PartnerRe Ltd.	543,124	42,901,365
Swiss Reinsurance Co. (Reg.)	233,164	20,769,752
The Travelers Companies, Inc.	2,078,296	104,621,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings Ltd.	774,800	$ 31,720,312
XL Capital Ltd. Class A	420,471	33,301,303
		812,580,899
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	873,800	13,919,634
Developers Diversified Realty Corp.	354,700	19,817,089
HCP, Inc.	726,700	24,104,639
Senior Housing Properties Trust (SBI)	502,056	11,075,355
		68,916,717
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	214,900	5,982,816
Thrifts & Mortgage Finance - 2.2%
Countrywide Financial Corp.	396,510	7,537,655
Fannie Mae	2,465,910	149,951,987
Freddie Mac	1,106,400	65,288,664
MGIC Investment Corp.	564,352	18,234,213
New York Community Bancorp, Inc.	1,029,020	19,602,831
People's United Financial, Inc.	243,300	4,204,224
		264,819,574
TOTAL FINANCIALS		3,095,702,774
HEALTH CARE - 7.0%
Biotechnology - 0.3%
Amgen, Inc. (a)	775,022	43,842,995
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	605,637	34,085,250
Covidien Ltd. (a)	1,038,336	43,090,944
Medtronic, Inc.	293,600	16,561,976
		93,738,170
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	408,247	19,771,402
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	1,688,500	48,662,570
Eli Lilly & Co.	216,500	12,325,345
Johnson & Johnson	1,701,600	111,795,120
Merck & Co., Inc.	1,981,300	102,413,397
Pfizer, Inc.	8,618,800	210,557,284
Schering-Plough Corp.	3,378,936	106,875,746
Wyeth	2,061,300	91,830,915
		684,460,377
TOTAL HEALTH CARE		841,812,944
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.5%
General Dynamics Corp.	287,000	24,242,890
Honeywell International, Inc.	2,060,525	122,539,422
Lockheed Martin Corp.	486,000	52,726,140

	Shares	Value
Northrop Grumman Corp.	194,300	$ 15,155,400
United Technologies Corp.	1,046,140	84,193,347
		298,857,199
Airlines - 0.2%
AMR Corp. (a)	517,400	11,532,846
Delta Air Lines, Inc. (a)	305,400	5,481,930
US Airways Group, Inc. (a)	108,500	2,848,125
		19,862,901
Building Products - 0.2%
Masco Corp.	1,130,100	26,184,417
Commercial Services & Supplies - 0.3%
Cintas Corp.	305,400	11,330,340
Equifax, Inc.	150,881	5,751,584
Waste Management, Inc.	704,300	26,580,282
		43,662,206
Electrical Equipment - 0.4%
Emerson Electric Co.	923,100	49,127,382
Industrial Conglomerates - 2.8%
3M Co.	920,700	86,159,106
General Electric Co.	4,464,190	184,817,466
Textron, Inc.	373,400	23,229,214
Tyco International Ltd.	1,030,936	45,711,702
		339,917,488
Machinery - 2.6%
Briggs & Stratton Corp. (d)	1,081,488	27,231,868
Bucyrus International, Inc. Class A	162,400	11,843,832
Caterpillar, Inc.	336,200	26,368,166
Deere & Co.	79,400	11,784,548
Dover Corp.	933,266	47,549,903
Eaton Corp.	225,100	22,293,904
Illinois Tool Works, Inc.	323,800	19,311,432
Ingersoll-Rand Co. Ltd. Class A	764,988	41,668,896
Navistar International Corp. (a)	293,095	18,083,962
SPX Corp.	902,289	83,515,870
		309,652,381
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	724,500	58,807,665
Union Pacific Corp.	245,500	27,756,230
		86,563,895
TOTAL INDUSTRIALS		1,173,827,869
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR	2,960,722	30,140,150
Cisco Systems, Inc. (a)	1,994,900	66,051,139
Harris Corp.	542,600	31,356,854
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	92
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	2,733,712	$ 50,655,683
Nortel Networks Corp. (a)	308,740	5,234,144
		183,438,062
Computers & Peripherals - 2.9%
EMC Corp. (a)	2,608,800	54,263,040
Hewlett-Packard Co.	2,637,611	131,326,652
Imation Corp.	268,166	6,578,112
International Business Machines Corp.	1,167,600	137,543,280
Sun Microsystems, Inc. (a)	3,352,675	18,808,507
		348,519,591
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	767,900	28,320,152
Arrow Electronics, Inc. (a)	695,400	29,568,408
Avnet, Inc. (a)	754,530	30,075,566
Solectron Corp. (a)	4,997,600	19,490,640
Tektronix, Inc.	452,007	12,538,674
Tyco Electronics Ltd. (a)	1,038,336	36,788,244
		156,781,684
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	33,880	19,219,108
IT Services - 0.4%
MoneyGram International, Inc.	895,100	20,220,309
The Western Union Co.	1,125,200	23,595,444
Unisys Corp. (a)	1,162,000	7,692,440
		51,508,193
Office Electronics - 0.3%
Xerox Corp. (a)	1,952,835	33,862,159
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,118,400	40,441,344
Applied Materials, Inc.	2,379,700	49,259,790
Intel Corp.	4,834,900	125,030,514
LSI Corp. (a)	1,413,200	10,485,944
Micron Technology, Inc. (a)	1,341,600	14,891,760
National Semiconductor Corp.	2,040,447	55,336,923
Novellus Systems, Inc. (a)	265,166	7,228,425
Teradyne, Inc. (a)	1,074,900	14,833,620
		317,508,320
Software - 0.9%
Microsoft Corp.	2,563,500	75,520,710
Symantec Corp. (a)	1,337,133	25,913,638
		101,434,348
TOTAL INFORMATION TECHNOLOGY		1,212,271,465
MATERIALS - 3.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	475,500	46,484,880

	Shares	Value
Arkema (a)	12,180	$ 741,816
Arkema sponsored ADR (a)	224,254	13,601,005
Bayer AG sponsored ADR	223,500	17,734,725
Celanese Corp. Class A	620,800	24,198,784
Chemtura Corp.	2,658,064	23,630,189
Dow Chemical Co.	656,400	28,264,584
E.I. du Pont de Nemours & Co.	480,200	23,798,712
Georgia Gulf Corp. (d)	789,000	10,967,100
H.B. Fuller Co.	389,950	11,573,716
PolyOne Corp. (a)	1,185,313	8,854,288
Rohm & Haas Co.	153,456	8,542,896
		218,392,695
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	2,533,472	29,590,953
Metals & Mining - 1.0%
Alcan, Inc.	410,200	40,929,257
Alcoa, Inc.	1,751,471	68,517,546
Century Aluminum Co. (a)	164,000	8,634,600
		118,081,403
Paper & Forest Products - 0.2%
Glatfelter	302,858	4,494,413
Weyerhaeuser Co.	301,800	21,820,140
		26,314,553
TOTAL MATERIALS		392,379,604
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	12,291,869	520,068,977
Qwest Communications International, Inc. (a)	5,408,300	49,540,028
Telkom SA Ltd. sponsored ADR (d)	311,575	31,609,284
Verizon Communications, Inc.	3,929,202	173,985,065
		775,203,354
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	3,436,500	65,293,500
Vodafone Group PLC sponsored ADR	1,163,687	42,241,838
		107,535,338
TOTAL TELECOMMUNICATION SERVICES		882,738,692
UTILITIES - 2.9%
Electric Utilities - 1.3%
Allegheny Energy, Inc.	499,300	26,093,418
Entergy Corp.	600,300	65,006,487
Exelon Corp.	630,100	47,484,336
PPL Corp.	458,600	21,233,180
		159,817,421
Gas Utilities - 0.0%
AGL Resources, Inc.	142,500	5,645,850
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	1,928,158	$ 38,640,286
TXU Corp.	445,240	30,485,583
		69,125,869
Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	864,400	76,058,556
Wisconsin Energy Corp.	861,000	38,770,830
		114,829,386
TOTAL UTILITIES		349,418,526
TOTAL COMMON STOCKS (Cost $8,057,969,643)		11,789,677,834
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	412,200	8,746,884
Series C, 6.25%	286,800	6,997,920
		15,744,804
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	404,400	8,189,100
TOTAL CONSUMER DISCRETIONARY		23,933,904
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	95,600	26,427,664
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Corp. 4.25%	67,100	3,381,169
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	239,000	36,985,250
TOTAL MATERIALS		40,366,419
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,500	386,665
TOTAL CONVERTIBLE PREFERRED STOCKS		91,114,652

	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 7.00%	7,400	$ 384,800
TOTAL PREFERRED STOCKS (Cost $78,915,875)		91,499,452
Corporate Bonds - 0.9%
	Principal Amount
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 10,280,000	11,950,500
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,650,000	3,125,313
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (e)	3,260,000	2,099,440
3.5% 1/15/31 (e)	9,513,733	8,945,402
News America, Inc. liquid yield option note 0% 2/28/21 (e)	23,920,000	14,202,500
		25,247,342
TOTAL CONSUMER DISCRETIONARY		40,323,155
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	8,960,000	13,303,808
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	14,340,000	12,870,150
6% 5/1/15	4,780,000	4,290,050
		17,160,200
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,320,000	6,841,400
5.25% 12/15/11 (e)	12,040,000	15,667,050
5.25% 12/15/11	4,100,000	5,335,125
		27,843,575
TOTAL CONVERTIBLE BONDS		98,630,738
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 14,027,417
TOTAL CORPORATE BONDS (Cost $106,566,192)		112,658,155
Money Market Funds - 1.3%
	Shares
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c) (Cost $159,487,878)	159,487,878	159,487,878
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $3,330,000)	$ 3,331,096	3,330,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,406,269,588)	12,156,653,319
NET OTHER ASSETS - (1.0)%	(118,572,301)
NET ASSETS - 100%	$ 12,038,081,018
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,835,590 or 0.7% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,330,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 680,762
Barclays Capital, Inc.	1,067,054
Deutsche Bank Securities, Inc.	1,582,184
$ 3,330,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 717,457
Fidelity Securities Lending Cash Central Fund	1,547,897
Total	$ 2,265,354
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $8,412,568,538. Net unrealized appreciation aggregated $3,744,084,781, of which $4,171,948,568 related to appreciated investment securities and $427,863,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2007

1.808779.103

VIPGRWT-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 2.8%
Distributors - 0.2%
Li & Fung Ltd.	3,080,000	$ 13,074,603
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (a)	190,992	4,020,382
McCormick & Schmick's Seafood Restaurants (a)	487,327	9,176,367
McDonald's Corp.	869,200	47,345,324
Starbucks Corp. (a)	1,348,454	35,329,495
		95,871,568
Household Durables - 1.0%
Tele Atlas NV (a)	251,200	7,307,508
TomTom Group BV (a)(d)	989,135	76,886,710
		84,194,218
Leisure Equipment & Products - 0.2%
Nikon Corp.	365,000	12,471,477
Media - 0.2%
National CineMedia, Inc.	819,490	18,356,576
TOTAL CONSUMER DISCRETIONARY		223,968,442
CONSUMER STAPLES - 5.8%
Beverages - 0.6%
PepsiCo, Inc.	642,529	47,071,675
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,646,785	65,262,090
Walgreen Co.	1,093,700	51,666,388
		116,928,478
Food Products - 1.0%
Nestle SA sponsored ADR	725,200	81,149,880
Household Products - 2.7%
Colgate-Palmolive Co.	602,200	42,948,904
Procter & Gamble Co.	2,478,031	174,304,701
		217,253,605
TOTAL CONSUMER STAPLES		462,403,638
ENERGY - 11.2%
Energy Equipment & Services - 4.1%
Cameron International Corp. (a)	216,400	19,971,556
FMC Technologies, Inc. (a)	357,100	20,590,386
National Oilwell Varco, Inc. (a)	279,874	40,441,793
Schlumberger Ltd. (NY Shares)	2,341,834	245,892,570
		326,896,305
Oil, Gas & Consumable Fuels - 7.1%
Canadian Natural Resources Ltd.	1,086,300	82,534,769
Chesapeake Energy Corp.	1,207,791	42,586,711
Copano Energy LLC	187,783	6,897,270
Denbury Resources, Inc. (a)	647,400	28,932,306
EnCana Corp.	239,600	14,816,893
Enterprise Products Partners LP	492,700	14,904,175
EOG Resources, Inc.	790,931	57,208,039

	Shares	Value
Gazprom OAO sponsored ADR	1,151,675	$ 50,673,700
Petroplus Holdings AG	232,327	20,495,626
Ultra Petroleum Corp. (a)	1,096,726	68,040,881
Valero Energy Corp.	1,341,000	90,088,380
Williams Companies, Inc.	2,531,847	86,234,709
Williams Partners LP	169,400	6,999,608
		570,413,067
TOTAL ENERGY		897,309,372
FINANCIALS - 9.4%
Capital Markets - 4.0%
Charles Schwab Corp.	5,102,972	110,224,195
Goldman Sachs Group, Inc.	415,100	89,968,774
Janus Capital Group, Inc.	1,087,600	30,757,328
Northern Trust Corp.	561,079	37,182,705
T. Rowe Price Group, Inc.	937,719	52,221,571
		320,354,573
Commercial Banks - 2.9%
Commerce Bancorp, Inc. (d)	5,612,604	217,656,783
East West Bancorp, Inc.	398,622	14,334,447
		231,991,230
Diversified Financial Services - 0.2%
CME Group, Inc.	28,800	16,915,680
Insurance - 2.3%
AFLAC, Inc.	693,120	39,535,565
AMBAC Financial Group, Inc.	671,500	42,244,065
American International Group, Inc.	550,066	37,211,965
MBIA, Inc.	594,333	36,284,030
Willis Group Holdings Ltd.	796,700	32,616,898
		187,892,523
TOTAL FINANCIALS		757,154,006
HEALTH CARE - 12.5%
Biotechnology - 5.0%
Acorda Therapeutics, Inc. (a)(d)	1,272,583	23,351,898
Altus Pharmaceuticals, Inc. (a)	1,229,209	12,894,402
Amylin Pharmaceuticals, Inc. (a)(d)	495,033	24,751,650
Biogen Idec, Inc. (a)	2,667,567	176,939,719
CSL Ltd.	659,505	62,821,528
Genentech, Inc. (a)	460,900	35,959,418
Gilead Sciences, Inc. (a)	1,549,284	63,319,237
		400,037,852
Health Care Equipment & Supplies - 2.7%
Alcon, Inc.	54,500	7,843,640
ArthroCare Corp. (a)	255,015	14,252,788
Becton, Dickinson & Co.	729,600	59,863,680
C.R. Bard, Inc.	505,300	44,562,407
Cochlear Ltd.	355,296	24,589,677
DENTSPLY International, Inc.	931,714	38,796,571
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mindray Medical International Ltd. sponsored ADR (d)	181,400	$ 7,791,130
Sirona Dental Systems, Inc. (a)	423,041	15,089,872
		212,789,765
Health Care Providers & Services - 1.3%
Henry Schein, Inc. (a)	1,005,175	61,154,847
Medco Health Solutions, Inc. (a)	437,700	39,563,703
VCA Antech, Inc. (a)	178,102	7,435,759
		108,154,309
Life Sciences Tools & Services - 1.0%
Covance, Inc. (a)(d)	943,520	73,500,208
Waters Corp. (a)	118,300	7,916,636
		81,416,844
Pharmaceuticals - 2.5%
Allergan, Inc.	912,600	58,835,322
Merck & Co., Inc.	2,737,300	141,491,037
		200,326,359
TOTAL HEALTH CARE		1,002,725,129
INDUSTRIALS - 11.3%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	137,560	7,468,132
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	371,200	15,408,512
Commercial Services & Supplies - 0.0%
Equifax, Inc.	115,258	4,393,635
Construction & Engineering - 2.7%
Fluor Corp.	561,000	80,772,780
Foster Wheeler Ltd. (a)	319,500	41,943,960
Jacobs Engineering Group, Inc. (a)	676,200	51,107,196
KBR, Inc.	1,124,679	43,603,805
		217,427,741
Electrical Equipment - 4.8%
ABB Ltd. sponsored ADR	9,826,800	257,756,964
Alstom SA	265,527	53,982,919
Gamesa Corporacion Tecnologica, SA	117,020	4,780,840
GrafTech International Ltd. (a)	437,365	7,802,592
Q-Cells AG (a)	86,650	8,859,460
Vestas Wind Systems AS (a)	698,400	55,174,636
		388,357,411
Industrial Conglomerates - 2.8%
McDermott International, Inc. (a)	4,092,328	221,313,098
Machinery - 0.7%
Eaton Corp.	75,800	7,507,232
Harsco Corp.	132,700	7,865,129

	Shares	Value
IDEX Corp.	102,300	$ 3,722,697
Sulzer AG (Reg.)	25,546	36,646,326
		55,741,384
TOTAL INDUSTRIALS		910,109,913
INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 13.0%
Cisco Systems, Inc. (a)	9,350,300	309,588,433
Corning, Inc.	5,689,000	140,233,850
Harris Corp.	659,700	38,124,063
Nice Systems Ltd. sponsored ADR (a)	1,451,567	52,024,161
Nokia Corp. sponsored ADR	5,624,300	213,329,699
Polycom, Inc. (a)	1,079,386	28,992,308
Research In Motion Ltd. (a)	2,606,400	256,860,733
		1,039,153,247
Computers & Peripherals - 6.4%
Dell, Inc. (a)	3,387,691	93,500,272
Diebold, Inc.	584,243	26,536,317
EMC Corp. (a)	18,780,544	390,635,313
		510,671,902
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,566,764	62,294,537
Itron, Inc. (a)	53,661	4,994,229
		67,288,766
Internet Software & Services - 6.2%
eBay, Inc. (a)	1,505,141	58,730,602
Google, Inc. Class A (sub. vtg.) (a)	650,300	368,895,681
Omniture, Inc. (a)	683,506	20,723,902
VeriSign, Inc. (a)(d)	1,469,700	49,587,678
		497,937,863
IT Services - 5.4%
Cognizant Technology Solutions Corp. Class A (a)	1,045,400	83,391,558
ExlService Holdings, Inc.	1,152,549	24,503,192
Infosys Technologies Ltd.	1,164,339	55,567,389
Infosys Technologies Ltd. sponsored ADR	642,300	31,080,897
Mastercard, Inc. Class A	336,100	49,732,717
Paychex, Inc. (d)	358,648	14,704,568
The Western Union Co.	7,556,824	158,466,599
WNS Holdings Ltd. ADR (a)	871,100	14,982,920
		432,429,840
Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials, Inc.	8,896,100	184,149,270
Broadcom Corp. Class A (a)	7,665,910	279,345,760
MediaTek, Inc.	2,068,650	37,271,831
		500,766,861
Software - 3.4%
Activision, Inc. (a)	2,631,589	56,816,007
Cadence Design Systems, Inc. (a)	992,800	22,030,232
Electronic Arts, Inc. (a)	760,987	42,607,662
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nintendo Co. Ltd.	168,100	$ 87,210,283
Red Hat, Inc. (a)	1,807,219	35,909,442
Salesforce.com, Inc. (a)	318,871	16,364,460
THQ, Inc. (a)	470,225	11,746,221
		272,684,307
TOTAL INFORMATION TECHNOLOGY		3,320,932,786
MATERIALS - 2.3%
Chemicals - 1.9%
Monsanto Co.	1,213,400	104,036,916
The Mosaic Co. (a)	247,400	13,240,848
Zoltek Companies, Inc. (a)(d)	712,042	31,066,392
		148,344,156
Metals & Mining - 0.4%
ArcelorMittal SA (NY Shares) Class A	423,100	33,154,116
TOTAL MATERIALS		181,498,272
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	827,815	35,024,853
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	712,500	45,600,000
TOTAL TELECOMMUNICATION SERVICES		80,624,853
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. Class A (a)	5,421,902	50,098,374
TOTAL COMMON STOCKS (Cost $6,104,190,034)		7,886,824,785
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b)	175,419,628	$ 175,419,628
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	85,096,510	85,096,510
TOTAL MONEY MARKET FUNDS (Cost $260,516,138)		260,516,138
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,364,706,172)	8,147,340,923
NET OTHER ASSETS - (1.5)%	(123,835,127)
NET ASSETS - 100%	$ 8,023,505,796
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,339,159
Fidelity Securities Lending Cash Central Fund	1,713,952
Total	$ 4,053,111
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $6,369,518,548. Net unrealized appreciation aggregated $1,777,822,375, of which $1,860,636,783 related to appreciated investment securities and $82,814,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2007

1.808795.103

VIPHI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.3%
	Principal Amount	Value
Convertible Bonds - 0.8%
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 3,460,000	$ 3,797,350
Shipping - 0.2%
Horizon Lines, Inc. 4.25% 8/15/12 (e)	2,622,000	2,808,162
Technology - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	1,420,000	1,274,450
Nortel Networks Corp. 1.75% 4/15/12 (e)	1,974,000	1,649,514
		2,923,964
TOTAL CONVERTIBLE BONDS		9,529,476
Nonconvertible Bonds - 82.5%
Aerospace - 1.2%
Bombardier, Inc.:
7.45% 5/1/34 (e)	6,226,000	6,163,740
8% 11/15/14 (e)	2,595,000	2,711,775
L-3 Communications Corp.:
6.375% 10/15/15	1,220,000	1,195,600
7.625% 6/15/12	4,705,000	4,810,863
		14,881,978
Air Transportation - 2.1%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,202,250
8.608% 10/1/12	535,000	541,688
AMR Corp. 9% 8/1/12	1,980,000	2,009,700
Continental Airlines, Inc. 7.339% 4/19/14	1,100,000	1,045,000
Continental Airlines, Inc.:
7.875% 7/2/18	1,132,082	1,112,271
9.558% 9/1/19	1,629,989	1,719,638
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	630,795	618,179
7.73% 9/15/12	318,910	311,734
8.312% 10/2/12	306,540	300,409
8.388% 5/1/22	585,291	580,902
9.798% 4/1/21	8,143,265	8,550,428
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	3,300,000	3,135,000
		27,127,199
Auto Parts Distribution - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15	1,460,000	1,416,200
Automotive - 4.2%
Ford Motor Co. 7.45% 7/16/31	5,555,000	4,360,675

	Principal Amount	Value
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 5,205,000	$ 4,749,563
7.375% 10/28/09	1,945,000	1,907,183
7.8% 6/1/12	3,000,000	2,835,000
8.11% 1/13/12 (f)	8,215,000	7,742,638
10.9444% 6/15/11 (f)	4,999,000	5,048,990
General Motors Acceptance Corp.:
6.75% 12/1/14	2,085,000	1,907,775
6.875% 9/15/11	6,550,000	6,255,250
8% 11/1/31	1,895,000	1,847,625
General Motors Corp.:
7.125% 7/15/13	1,945,000	1,784,538
8.25% 7/15/23	1,945,000	1,701,875
8.375% 7/15/33	1,780,000	1,566,400
GMAC LLC:
6% 12/15/11	2,740,000	2,507,100
6.625% 5/15/12	9,615,000	8,941,950
		53,156,562
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	3,015,000	2,894,400
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)	1,850,000	1,822,250
		4,716,650
Building Materials - 0.4%
Anixter International, Inc. 5.95% 3/1/15	1,540,000	1,401,400
Belden, Inc. 7% 3/15/17 (e)	2,170,000	2,137,450
General Cable Corp. 7.125% 4/1/17	1,280,000	1,267,200
		4,806,050
Cable TV - 3.2%
Cablevision Systems Corp. 8% 4/15/12	2,095,000	2,026,913
Charter Communications Holdings I LLC:
9.92% 4/1/14	7,090,000	6,097,400
11.125% 1/15/14	2,970,000	2,769,525
12.125% 1/15/15 (d)	2,915,000	2,754,675
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	1,380,000	1,400,700
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,735,000	1,782,713
CSC Holdings, Inc. 7.625% 7/15/18	1,165,000	1,112,575
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	1,070,000	1,016,500
EchoStar Communications Corp.:
6.375% 10/1/11	1,170,000	1,158,300
6.625% 10/1/14	3,190,000	3,205,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.: - continued
7% 10/1/13	$ 3,890,000	$ 3,987,250
Kabel Deutschland GmbH 10.625% 7/1/14	4,635,000	4,913,100
NTL Cable PLC 9.125% 8/15/16	1,380,000	1,431,750
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (e)	7,285,000	7,139,300
		40,796,651
Capital Goods - 1.0%
Leucadia National Corp.:
7% 8/15/13	335,000	321,600
7.125% 3/15/17	8,230,000	7,839,075
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,216,875
		12,377,550
Chemicals - 3.3%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,504,832
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,522,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,740,000	1,783,500
10.125% 9/1/08	1,040,000	1,071,200
Lyondell Chemical Co.:
6.875% 6/15/17	7,590,000	8,273,100
8% 9/15/14	3,110,000	3,401,563
8.25% 9/15/16	2,110,000	2,371,113
Momentive Performance Materials, Inc. 9.75% 12/1/14 (e)	9,250,000	9,111,250
Nalco Co.:
7.75% 11/15/11	3,005,000	3,065,100
8.875% 11/15/13	260,000	273,000
Nell AF Sarl 8.375% 8/15/15 (e)	765,000	684,675
NOVA Chemicals Corp. 8.4838% 11/15/13 (f)	2,425,000	2,367,406
Phibro Animal Health Corp.:
10% 8/1/13 (e)	2,440,000	2,476,600
13% 8/1/14 (e)	3,010,000	3,070,200
		41,976,039
Consumer Products - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	1,625,000	1,568,125
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,867,000
		4,435,125
Containers - 0.8%
BWAY Corp. 10% 10/15/10	4,985,000	5,109,625

	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	$ 1,570,000	$ 1,613,175
Greif, Inc. 6.75% 2/1/17	3,800,000	3,800,000
		10,522,800
Diversified Financial Services - 0.5%
Residential Capital Corp.:
6.125% 11/21/08	590,000	528,050
7.375% 6/30/10 (d)	3,300,000	2,739,000
7.5% 4/17/13	1,160,000	936,700
7.875% 6/30/15 (d)	2,280,000	1,841,100
Residential Capital LLC 6.2238% 6/9/08 (f)	975,000	901,875
		6,946,725
Diversified Media - 1.8%
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	5,892,600
Liberty Media Corp. 8.25% 2/1/30	1,870,000	1,832,600
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)	3,435,000	2,395,913
10% 8/1/14	3,570,000	3,775,275
Quebecor Media, Inc.:
7.75% 3/15/16	5,920,000	5,653,600
7.75% 3/15/16 (e)	2,880,000	2,700,000
		22,249,988
Drug Stores - 0.5%
Rite Aid Corp. 7.5% 3/1/17	7,110,000	6,718,950
Electric Utilities - 3.7%
AES Corp. 7.75% 3/1/14	1,420,000	1,437,750
AES Gener SA 7.5% 3/25/14	165,000	172,425
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,219,300
Edison Mission Energy 7.2% 5/15/19 (e)	1,005,000	984,900
Intergen NV 9% 6/30/17 (e)	3,950,000	4,157,375
Mirant Americas Generation LLC:
8.5% 10/1/21	1,525,000	1,456,375
9.125% 5/1/31	1,270,000	1,270,000
NRG Energy, Inc.:
7.375% 2/1/16	5,825,000	5,846,844
7.375% 1/15/17	4,155,000	4,160,194
NSG Holdings II, LLC 7.75% 12/15/25 (e)	7,230,000	7,193,850
Reliant Energy, Inc.:
7.625% 6/15/14	3,860,000	3,879,300
7.875% 6/15/17	3,800,000	3,800,000
Tenaska Alabama Partners LP 7% 6/30/21 (e)	2,076,977	2,087,362
Utilicorp Canada Finance Corp. 7.75% 6/15/11	6,740,000	7,043,300
Utilicorp United, Inc. 9.95% 2/1/11 (f)	55,000	59,675
		46,768,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 8.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	$ 4,080,000	$ 4,039,200
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,500,000
8.875% 2/1/17 (e)	1,760,000	1,654,400
Chesapeake Energy Corp.:
6.5% 8/15/17	5,020,000	4,881,950
6.625% 1/15/16	2,045,000	2,019,438
6.875% 1/15/16	3,520,000	3,546,400
7.5% 6/15/14	2,095,000	2,147,375
7.75% 1/15/15	4,390,000	4,510,725
Compagnie Generale de Geophysique SA 7.75% 5/15/17	2,250,000	2,317,500
Complete Production Services, Inc. 8% 12/15/16	3,535,000	3,508,488
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	5,015,000	5,190,525
Energy Partners Ltd.:
9.75% 4/15/14 (e)	2,600,000	2,502,500
10.48% 4/15/13 (e)(f)	2,870,000	2,819,775
Forest Oil Corp.:
7.25% 6/15/19 (e)	4,990,000	5,014,950
7.75% 5/1/14	1,430,000	1,458,600
8% 12/15/11	1,440,000	1,494,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (e)	5,890,000	5,757,475
9% 6/1/16 (e)	3,910,000	4,027,300
OPTI Canada, Inc. 8.25% 12/15/14 (e)	4,175,000	4,222,178
Pan American Energy LLC 7.75% 2/9/12 (e)	4,700,000	4,582,500
Parker Drilling Co. 9.625% 10/1/13	2,960,000	3,159,800
Petrohawk Energy Corp. 9.125% 7/15/13	5,910,000	6,220,275
Pioneer Natural Resources Co. 6.65% 3/15/17	2,800,000	2,618,000
Plains Exploration & Production Co. 7% 3/15/17	4,230,000	3,965,625
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	865,088
7.375% 7/15/13	10,075,000	10,276,500
Seitel, Inc. 9.75% 2/15/14	4,330,000	4,091,850
Tesoro Corp. 6.5% 6/1/17 (e)	4,690,000	4,666,550

	Principal Amount	Value
W&T Offshore, Inc. 8.25% 6/15/14 (e)	$ 4,490,000	$ 4,366,525
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	2,760,000	2,801,400
		113,226,892
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	2,825,000	2,690,813
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,655,000	4,660,819
7.125% 5/15/16	3,180,000	3,239,625
Browning-Ferris Industries, Inc. 7.4% 9/15/35	585,000	544,050
		8,444,494
Food and Drug Retail - 0.7%
Albertsons, Inc.:
7.45% 8/1/29	2,280,000	2,194,737
7.75% 6/15/26	2,565,000	2,552,175
8% 5/1/31	1,685,000	1,710,331
SUPERVALU, Inc. 7.5% 11/15/14	2,375,000	2,428,438
		8,885,681
Food/Beverage/Tobacco - 1.0%
Dean Foods Co. 6.9% 10/15/17	2,430,000	2,272,050
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,745,350
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	2,939,400
Smithfield Foods, Inc. 7.75% 7/1/17	3,030,000	3,105,750
		12,062,550
Gaming - 6.8%
Chukchansi Economic Development Authority:
8% 11/15/13 (e)	3,210,000	3,242,100
8.8588% 11/15/12 (e)(f)	1,010,000	1,010,000
Mandalay Resort Group 9.375% 2/15/10	4,655,000	4,876,113
MGM Mirage, Inc.:
5.875% 2/27/14	1,320,000	1,223,482
6.625% 7/15/15	2,275,000	2,158,406
6.75% 9/1/12	9,015,000	8,879,775
6.75% 4/1/13	510,000	498,525
6.875% 4/1/16	6,155,000	5,901,106
7.625% 1/15/17	9,460,000	9,389,050
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	950,000	944,063
7.125% 8/15/14	2,010,000	2,015,025
Park Place Entertainment Corp. 7% 4/15/13	5,705,000	5,897,544
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp. 6.25% 12/15/12	$ 3,275,000	$ 3,144,000
Seminole Hard Rock Entertainment, Inc. 8.1944% 3/15/14 (e)(f)	1,520,000	1,485,800
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	6,495,000	6,559,950
7.25% 5/1/12	6,020,000	6,057,625
Snoqualmie Entertainment Authority:
9.0625% 2/1/14 (e)(f)	3,315,000	3,232,125
9.125% 2/1/15 (e)	1,930,000	1,901,050
Station Casinos, Inc.:
6.625% 3/15/18	470,000	394,800
6.875% 3/1/16	3,795,000	3,330,113
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,100,000	1,470,000
9% 1/15/12	3,610,000	3,528,775
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	5,914,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,550,000	3,487,875
		86,542,052
Healthcare - 5.7%
Community Health Systems, Inc. 8.875% 7/15/15 (e)	1,240,000	1,274,100
FMC Finance III SA 6.875% 7/15/17 (e)	5,460,000	5,419,050
HCA, Inc.:
6.5% 2/15/16	2,670,000	2,269,500
9.125% 11/15/14 (e)	3,950,000	4,177,125
9.25% 11/15/16 (e)	9,334,000	9,905,708
9.625% 11/15/16 pay-in-kind (e)	3,860,000	4,125,375
HealthSouth Corp. 10.75% 6/15/16	2,380,000	2,510,900
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,850,188
Multiplan, Inc. 10.375% 4/15/16 (e)	2,485,000	2,485,000
Omega Healthcare Investors, Inc. 7% 4/1/14	9,970,000	9,945,075
Rural/Metro Corp. 9.875% 3/15/15	840,000	789,600
Service Corp. International:
6.75% 4/1/15	3,165,000	3,133,350
7.5% 4/1/27	6,515,000	6,058,950
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,353,100
United Surgical Partners International, Inc.:
8.875% 5/1/17	1,540,000	1,557,325

	Principal Amount	Value
9.25% 5/1/17 pay-in-kind	$ 1,980,000	$ 1,984,950
US Oncology Holdings, Inc. 10.0094% 3/15/12 pay-in-kind (e)(f)	3,290,000	2,944,550
Ventas Realty LP:
6.5% 6/1/16	1,705,000	1,675,163
6.625% 10/15/14	1,820,000	1,815,450
Viant Holdings, Inc. 10.125% 7/15/17 (e)	3,679,000	3,421,470
		72,695,929
Homebuilding/Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,765,000	2,640,575
7.125% 2/15/13 (e)	2,945,000	2,856,650
8.125% 6/1/12	7,950,000	7,870,500
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	805,000	635,950
8.875% 4/1/12	1,715,000	1,286,250
KB Home 7.75% 2/1/10	3,315,000	3,165,825
TOUSA, Inc.:
7.5% 3/15/11	410,000	98,400
7.5% 1/15/15	3,140,000	706,500
		19,260,650
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (e)	3,875,000	4,000,938
Host Marriott LP 7.125% 11/1/13	5,390,000	5,423,688
		9,424,626
Insurance - 0.5%
Unum Group 7.375% 6/15/32	580,000	602,652
USI Holdings Corp.:
9.4325% 11/15/14 (e)(f)	4,305,000	4,046,700
9.75% 5/15/15 (e)	1,310,000	1,185,550
		5,834,902
Leisure - 2.2%
NCL Corp. Ltd. 10.625% 7/15/14	4,740,000	4,763,700
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	3,080,000	2,949,100
yankee:
7% 6/15/13	1,210,000	1,203,282
7.25% 6/15/16	1,540,000	1,501,500
7.5% 10/15/27	1,980,000	1,841,400
Six Flags, Inc.:
9.625% 6/1/14	2,200,000	1,826,000
9.75% 4/15/13	2,085,000	1,772,250
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,052,000	978,360
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,381,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	$ 625,000	$ 628,125
10.1063% 5/1/10 (f)	4,340,000	4,437,650
		27,282,617
Metals/Mining - 5.2%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,868,500
Compass Minerals International, Inc.:
0% 12/15/12 (c)	4,520,000	4,565,200
0% 6/1/13 (c)	8,615,000	8,593,463
Drummond Co., Inc. 7.375% 2/15/16 (e)	7,370,000	6,780,400
FMG Finance Property Ltd.:
9.6213% 9/1/11 (e)(f)	1,200,000	1,248,000
10% 9/1/13 (e)	2,595,000	2,835,038
10.625% 9/1/16 (e)	935,000	1,100,963
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,415,000	1,524,663
8.375% 4/1/17	1,485,000	1,614,938
Massey Energy Co. 6.875% 12/15/13	7,890,000	7,317,975
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (e)(f)	3,040,000	2,834,800
Peabody Energy Corp.:
7.375% 11/1/16	2,675,000	2,822,125
7.875% 11/1/26	1,715,000	1,809,325
PNA Group, Inc. 10.75% 9/1/16	4,345,000	4,431,900
PNA Intermediate Holding Corp. 12.5575% 2/15/13 pay-in-kind (e)(f)	1,420,000	1,391,600
RathGibson, Inc. 11.25% 2/15/14	4,820,000	4,892,300
Vedanta Resources PLC 6.625% 2/22/10 (e)	6,335,000	6,271,650
		65,902,840
Paper - 1.6%
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,308,150
Georgia-Pacific Corp.:
7% 1/15/15 (e)	11,005,000	10,674,850
8.875% 5/15/31	2,325,000	2,336,625
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,815,000	2,695,363
Stone Container Finance Co. 7.375% 7/15/14	3,740,000	3,571,700
		20,586,688
Publishing/Printing - 1.1%
Scholastic Corp. 5% 4/15/13	2,755,000	2,383,075

	Principal Amount	Value
The Reader's Digest Association, Inc. 9% 2/15/17 (e)	$ 3,305,000	$ 3,007,550
TL Acquisitions, Inc.:
0% 7/15/15 (c)(e)	1,880,000	1,518,100
10.5% 1/15/15 (e)	2,900,000	2,842,000
Valassis Communications, Inc. 8.25% 3/1/15	4,250,000	3,665,625
		13,416,350
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	4,860,000	4,908,600
Restaurants - 0.5%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,940,931
Services - 3.3%
ARAMARK Corp.:
8.5% 2/1/15	3,640,000	3,703,700
8.8563% 2/1/15 (f)	1,010,000	1,020,100
Ashtead Capital, Inc. 9% 8/15/16 (e)	3,090,000	3,043,650
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,590,000	1,550,250
7.75% 5/15/16	4,435,000	4,301,950
8.0575% 5/15/14 (f)	310,000	298,375
Corrections Corp. of America 6.25% 3/15/13	1,570,000	1,558,225
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	3,320,000	3,452,800
FTI Consulting, Inc. 7.625% 6/15/13	4,965,000	4,865,700
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	534,750
7.75% 1/15/15	800,000	792,000
8.25% 7/1/11	5,110,000	5,084,450
8.625% 4/1/13	5,270,000	5,335,875
Penhall International Corp. 12% 8/1/14 (e)	1,250,000	1,268,750
Rental Service Corp. 9.5% 12/1/14	2,830,000	2,723,875
Rural/Metro Corp. 0% 3/15/16 (c)	3,185,000	2,325,050
		41,859,500
Shipping - 3.3%
Britannia Bulk PLC 11% 12/1/11	2,885,000	2,928,275
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,795,000	4,974,813
Ship Finance International Ltd. 8.5% 12/15/13	22,075,000	22,682,045
Teekay Corp. 8.875% 7/15/11	10,618,000	10,989,630
		41,574,763
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.4%
Michaels Stores, Inc. 10% 11/1/14	$ 620,000	$ 635,500
VWR Funding, Inc. 10.25% 7/15/15 (e)	4,320,000	4,190,400
		4,825,900
Steels - 0.8%
Steel Dynamics, Inc. 6.75% 4/1/15 (e)	10,060,000	9,733,050
Super Retail - 0.8%
NBC Acquisition Corp. 0% 3/15/13 (c)	1,665,000	1,498,500
Nebraska Book Co., Inc. 8.625% 3/15/12	4,270,000	4,259,325
Toys 'R' US, Inc. 7.625% 8/1/11	4,685,000	4,321,913
		10,079,738
Technology - 4.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	1,040,000	954,200
Amkor Technology, Inc. 7.75% 5/15/13	840,000	802,200
Flextronics International Ltd.:
6.25% 11/15/14	3,110,000	2,915,625
6.5% 5/15/13	3,260,000	3,117,375
Freescale Semiconductor, Inc.:
8.875% 12/15/14	4,225,000	4,082,618
9.125% 12/15/14 pay-in-kind	2,335,000	2,154,038
9.5694% 12/15/14 (f)	3,625,000	3,403,150
10.125% 12/15/16	3,995,000	3,715,350
FTI Consulting, Inc. 7.75% 10/1/16	1,555,000	1,609,425
Hynix Semiconductor, Inc. 7.875% 6/27/17 (e)	4,850,000	4,680,250
Lucent Technologies, Inc.:
6.45% 3/15/29	3,915,000	3,249,450
6.5% 1/15/28	2,915,000	2,419,450
Nortel Networks Corp.:
9.61% 7/15/11 (e)(f)	3,340,000	3,331,650
10.125% 7/15/13 (e)	1,825,000	1,875,188
NXP BV:
7.875% 10/15/14	815,000	782,400
8.11% 10/15/13 (f)	1,095,000	1,023,825
9.5% 10/15/15	2,000,000	1,870,000
Seagate Technology HDD Holdings 6.8% 10/1/16	5,425,000	5,248,688
Xerox Capital Trust I 8% 2/1/27	6,235,000	6,203,825
		53,438,707
Telecommunications - 7.7%
Cincinnati Bell, Inc. 8.375% 1/15/14	2,410,000	2,391,925
Digicel Group Ltd.:
8.875% 1/15/15 (e)	4,130,000	3,861,550

	Principal Amount	Value
9.125% 1/15/15 pay-in-kind (e)	$ 1,847,000	$ 1,726,945
9.25% 9/1/12 (e)	4,605,000	4,731,638
Intelsat Ltd.:
6.5% 11/1/13	8,880,000	6,748,800
7.625% 4/15/12	7,885,000	6,820,525
9.25% 6/15/16	3,790,000	3,922,650
11.25% 6/15/16	1,580,000	1,694,550
Level 3 Financing, Inc.:
8.75% 2/15/17	1,510,000	1,457,150
9.15% 2/15/15 (f)	4,580,000	4,373,900
9.25% 11/1/14	12,270,000	12,116,625
12.25% 3/15/13	5,355,000	5,970,825
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (e)	2,045,000	2,080,788
9.25% 11/1/14 (e)	1,930,000	1,963,775
Mobile Telesystems Finance SA 8% 1/28/12 (e)	6,558,000	6,713,753
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	4,560,000	4,332,000
Qwest Corp.:
6.5% 6/1/17 (e)	2,635,000	2,569,125
7.625% 6/15/15	1,970,000	2,068,500
8.9444% 6/15/13 (f)	5,695,000	6,107,888
Rural Cellular Corp. 8.6213% 6/1/13 (e)(f)	3,010,000	3,070,200
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	1,280,000	1,332,800
U.S. West Communications:
6.875% 9/15/33	3,255,000	3,043,425
7.5% 6/15/23	4,335,000	4,291,650
Windstream Corp.:
8.125% 8/1/13	1,350,000	1,431,000
8.625% 8/1/16	2,565,000	2,744,550
		97,566,537
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 8.7841% 12/15/14 (e)(f)	2,720,000	2,730,200
Levi Strauss & Co.:
8.875% 4/1/16	5,165,000	5,268,300
9.75% 1/15/15	2,165,000	2,275,956
		10,274,456
TOTAL NONCONVERTIBLE BONDS		1,046,356,383
TOTAL CORPORATE BONDS (Cost $1,062,072,016)		1,055,885,859
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1055% 4/25/21 (e)(f) (Cost $138,617)	178,825	160,943
Common Stocks - 0.4%
	Shares	Value
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	251,576	$ 4,515,789
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	48,889	293,334
TOTAL COMMON STOCKS (Cost $7,950,980)		4,809,123
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.6%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,200	1,117,080
Energy - 0.5%
El Paso Corp. 4.99%	5,184	7,370,329
TOTAL CONVERTIBLE PREFERRED STOCKS		8,487,409
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,827,500
TOTAL PREFERRED STOCKS (Cost $12,735,150)		13,314,909
Floating Rate Loans - 7.8%
	Principal Amount
Auto Parts Distribution - 0.4%
Federal-Mogul Corp. term loan 6.89% 12/31/07 (f)	$ 3,060,000	3,037,050
Navistar International Corp.:
term loan 8.61% 1/19/12 (f)	1,965,333	1,926,027
Credit-Linked Deposit 8.5908% 1/19/12 (f)	714,667	700,373
		5,663,450
Automotive - 0.5%
Ford Motor Co. term loan 8.7% 12/15/13 (f)	6,581,951	6,368,038
Broadcasting - 0.3%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (f)	3,983,893	3,764,779
Tranche DD 1LN, term loan 9/29/14 (h)	256,107	242,021
		4,006,800
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.13% 3/6/14 (f)	3,995,000	3,865,163

	Principal Amount	Value
CSC Holdings, Inc. Tranche B, term loan 7.5688% 3/31/13 (f)	$ 4,888,125	$ 4,814,803
Insight Midwest Holdings LLC Tranche B, term loan 7.11% 4/6/14 (f)	4,830,000	4,733,400
		13,413,366
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (f)	3,250,000	3,185,000
Tranche B 1LN, term loan 7.9982% 5/4/14 (f)	425,617	419,233
		3,604,233
Energy - 1.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.0981% 3/30/12 (f)	659,006	642,530
term loan 8.1981% 3/30/14 (f)	4,967,270	4,843,088
Kinder Morgan, Inc. Tranche B, term loan 6.6396% 5/30/14 (f)	7,524,793	7,364,892
NRG Energy, Inc. term loan 6/8/14 (h)	545,018	534,117
Petroleum Geo-Services ASA term loan 6.95% 6/29/15 (f)	2,892,750	2,813,489
Sandridge Energy, Inc. term loan:
8.625% 4/1/15 (f)	3,550,000	3,532,250
8.985% 4/1/14 (f)	660,000	653,400
		20,383,766
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.5625% 6/19/15 (f)	4,418,925	4,076,458
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.78% 6/30/10 (f)	825,455	775,927
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 12.75% 8/6/12 (f)	2,960,000	2,930,400
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (f)	5,009,606	4,909,413
Tranche DD, term loan 7/25/14 (h)	330,394	323,787
		5,233,200
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (f)	5,651,489	5,545,524
Services - 1.0%
Adesa, Inc. term loan 7.45% 10/20/13 (f)	5,835,375	5,616,548
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (f)	3,943,252	3,844,671
Floating Rate Loans - continued
	Principal Amount	Value
Services - continued
Penhall International Corp. term loan 12.8238% 4/1/12 (f)	$ 2,211,885	$ 2,167,647
RSC Equipment Rental Tranche 2LN, term loan 8.86% 11/30/13 (f)	550,000	533,500
		12,162,366
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.4481% 6/11/14 (f)	3,291,750	3,143,621
Tranche 2LN, term loan 10.9481% 6/11/15 (f)	3,190,000	2,934,800
		6,078,421
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 7.75% 3/30/12 (f)	3,680,000	3,588,000
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (f)	2,500,000	2,453,125
		6,041,125
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.5681% 4/4/14 (f)	2,310,000	2,171,400
TOTAL FLOATING RATE LOANS (Cost $101,276,755)		98,454,474
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $90,670,328)	90,670,328	90,670,328
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $9,512,000)	$ 9,515,131	9,512,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,284,355,846)	1,272,807,636
NET OTHER ASSETS - (0.4)%	(4,622,326)
NET ASSETS - 100%	$ 1,268,185,310
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,162,928 or 20.4% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $293,334 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,131,519 and $1,099,925, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,512,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 1,944,567
Barclays Capital, Inc.	3,047,994
Deutsche Bank Securities, Inc.	4,519,439
$ 9,512,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,335,503
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,282,948,398. Net unrealized depreciation aggregated $10,140,762, of which $18,138,769 related to appreciated investment securities and $28,279,531 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2007

1.808774.103

VIPOVRS-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	430,600	$ 9,783,232
Mercadolibre, Inc.	7,900	289,377
TOTAL ARGENTINA		10,072,609
Australia - 6.4%
AMP Ltd.	859,100	8,038,500
Australian Wealth Management Ltd.	2,494,900	5,492,822
Babcock & Brown Japan Property Trust	2,867,800	4,366,200
Babcock & Brown Ltd.	200,800	4,896,808
Babcock & Brown Wind Partners	4,714,700	7,596,637
BHP Billiton Ltd.	855,200	33,609,360
Commonwealth Bank of Australia	412,100	20,629,818
Computershare Ltd.	1,203,606	9,926,376
CSL Ltd.	582,871	55,521,712
Gunns Ltd.	1,497,600	3,709,289
Macquarie Bank Ltd.	212,500	15,921,796
National Australia Bank Ltd.	843,935	29,750,863
Rio Tinto Ltd. (d)	79,200	7,608,927
Seek Ltd.	593,800	4,802,300
Westfield Group unit	710,000	13,677,564
WorleyParsons Ltd.	236,518	8,904,779
TOTAL AUSTRALIA		234,453,751
Belgium - 0.7%
Hamon & Compagnie International SA (a)	73,974	4,441,000
InBev SA	205,800	18,653,004
KBC Groupe SA	26,700	3,673,399
TOTAL BELGIUM		26,767,403
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	174,800	6,152,173
Clear Media Ltd. (a)	249,000	275,462
TOTAL BERMUDA		6,427,635
Brazil - 0.3%
Vivo Participacoes SA (PN) sponsored ADR (a)	1,938,000	9,612,480
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	271,800	2,467,944
Canada - 0.3%
Cameco Corp.	269,200	12,419,202
Denmark - 1.1%
Novozymes AS Series B	101,800	12,793,764
Vestas Wind Systems AS (a)	357,800	28,266,731
TOTAL DENMARK		41,060,495
Finland - 1.2%
Fortum Oyj	216,800	7,957,696
Neste Oil Oyj	204,600	7,489,469
Nokia Corp. sponsored ADR	734,700	27,867,171
TOTAL FINLAND		43,314,336

	Shares	Value
France - 14.8%
Alstom SA	463,800	$ 94,292,776
AXA SA	247,415	11,037,183
BNP Paribas SA	212,302	23,232,471
Bouygues SA	181,900	15,690,465
Cap Gemini SA	344,000	21,201,312
Carrefour SA	290,500	20,352,250
CNP Assurances	100,300	12,831,024
Electricite de France	186,600	19,730,692
France Telecom SA	149,061	4,984,600
Gaz de France	141,600	7,358,023
Groupe Danone	167,600	13,181,741
Ingenico SA	198,100	5,751,509
L'Air Liquide SA	154,280	20,557,806
L'Oreal SA	170,595	22,390,595
Michelin SA (Compagnie Generale des Etablissements) Series B	90,800	12,207,450
Neopost SA	49,500	6,982,466
Pinault Printemps-Redoute SA	81,600	15,352,750
Remy Cointreau SA	109,300	7,917,779
Renault SA	61,300	8,882,990
Societe Generale Series A	134,610	22,614,480
Sodexho Alliance SA	159,800	11,051,928
Suez SA (France)	423,600	24,822,961
Total SA:
Series B	318,500	25,808,055
sponsored ADR	164,600	13,337,538
Veolia Environnement	589,975	50,806,370
Vinci SA	364,800	28,502,021
Vivendi Universal SA	447,100	18,871,912
TOTAL FRANCE		539,751,147
Germany - 11.5%
Allianz AG (Reg.)	114,900	26,737,230
BASF AG	34,500	4,728,570
Bayer AG	285,700	22,670,295
Beiersdorf AG	255,700	19,150,273
Commerzbank AG	465,900	18,861,561
DaimlerChrysler AG	146,900	14,719,380
DaimlerChrysler AG (Reg.)	158,400	15,871,680
Deutsche Boerse AG	138,800	18,902,200
Deutsche Postbank AG	91,600	6,725,706
Deutsche Telekom AG sponsored ADR	148,200	2,909,166
E.ON AG	297,644	54,799,237
ESCADA AG (a)(d)	241,821	8,920,927
GFK AG (d)	111,269	4,499,870
Henkel KGaA	282,177	13,363,186
Hochtief AG	95,200	11,548,695
IVG Immobilien AG	68,700	2,560,836
Lanxess AG	244,300	11,593,814
Metro AG	119,900	10,829,709
MLP AG (d)	980,300	13,084,417
MPC Muenchmeyer Petersen Capital AG	50,800	4,340,653
Common Stocks - continued
	Shares	Value
Germany - continued
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	40,500	$ 7,783,372
Q-Cells AG	95,700	9,784,770
SAP AG sponsored ADR (d)	195,900	11,493,453
SGL Carbon AG (a)	494,300	28,335,846
Siemens AG sponsored ADR	450,500	61,831,125
Wincor Nixdorf AG	145,500	12,034,014
TOTAL GERMANY		418,079,985
Hong Kong - 0.6%
China Unicom Ltd.	8,928,000	18,605,952
Dynasty Fine Wines Group Ltd. (d)	7,224,000	2,824,979
TOTAL HONG KONG		21,430,931
India - 0.1%
IVRCL Infrastructures & Projects Ltd.	340,000	3,631,896
Power Finance Corp. Ltd.	11,522	58,641
TOTAL INDIA		3,690,537
Ireland - 0.3%
Allied Irish Banks PLC	226,000	5,477,110
Irish Life & Permanent PLC	276,700	6,135,629
TOTAL IRELAND		11,612,739
Italy - 2.6%
Alleanza Assicurazioni SpA	1,108,600	14,741,553
Assicurazioni Generali SpA	376,200	16,528,370
Edison SpA	2,366,800	7,732,255
ENI SpA	302,086	11,140,932
Intesa Sanpaolo SpA	1,556,700	12,018,291
Lottomatica SpA	155,800	5,632,030
Mariella Burani Fashion Group SpA	105,600	3,467,986
Unicredito Italiano SpA	2,840,000	24,299,040
TOTAL ITALY		95,560,457
Japan - 15.5%
Canon, Inc.	555,000	30,130,951
Daiwa Securities Group, Inc.	1,038,000	9,820,011
Fujifilm Holdings Corp.	294,000	13,633,185
Honda Motor Co. Ltd.	97,400	3,249,264
Ibiden Co. Ltd.	177,100	14,906,058
Japan Steel Works Ltd.	722,000	11,919,365
Japan Tobacco, Inc.	2,877	15,774,786
KDDI Corp.	1,275	9,445,611
Kinden Corp.	661,000	6,040,996
Konica Minolta Holdings, Inc.	717,000	12,102,834
Matsui Securities Co. Ltd. (d)	659,000	5,047,611
Millea Holdings, Inc.	329,580	13,166,721
Mitsubishi Corp.	254,100	8,001,141
Mitsubishi Electric Corp.	507,000	6,323,601
Mitsubishi Estate Co. Ltd.	532,000	15,159,770
Mitsubishi UFJ Financial Group, Inc.	2,076	18,850,081
Mitsui & Co. Ltd.	384,000	9,284,592

	Shares	Value
Mitsui Fudosan Co. Ltd.	355,000	$ 9,799,805
Mizuho Financial Group, Inc.	2,634	14,873,670
Murata Manufacturing Co. Ltd.	184,300	13,282,305
Nafco Co. Ltd.	147,900	3,655,984
Namco Bandai Holdings, Inc.	334,100	4,856,358
NGK Insulators Ltd.	561,000	17,967,308
Nidec Corp.	152,100	10,630,717
Nintendo Co. Ltd.	28,200	14,630,160
Nippon Steel Corp.	1,308,000	9,374,032
Nomura Holdings, Inc.	939,300	15,639,346
Nomura Holdings, Inc. sponsored ADR	95,200	1,585,080
NSK Ltd.	1,575,000	13,761,673
NTT DoCoMo, Inc.	11,822	16,834,529
ORIX Corp.	23,670	5,397,807
Point, Inc.	125,450	4,323,980
SHIMIZU Corp.	962,000	5,215,490
Sompo Japan Insurance, Inc.	517,000	5,911,769
Sony Corp.	98,600	4,738,716
Sony Corp. sponsored ADR	138,100	6,637,086
Stanley Electric Co. Ltd.	351,500	8,474,672
Sumitomo Forestry Co. Ltd.	581,000	4,794,047
Sumitomo Metal Industries Ltd.	1,829,000	10,600,654
Sumitomo Mitsui Financial Group, Inc.	4,220	32,732,505
Sumitomo Trust & Banking Co. Ltd.	215,600	1,622,922
T&D Holdings, Inc.	342,050	20,945,445
Takeda Pharamaceutical Co. Ltd.	299,100	20,971,600
Tokuyama Corp.	565,000	8,571,634
Tokyo Electric Power Co.	115,000	2,896,806
Toyota Motor Corp.	929,000	54,281,472
USS Co. Ltd.	128,860	8,468,039
Yahoo! Japan Corp.	17,317	6,528,986
TOTAL JAPAN		562,861,175
Korea (South) - 0.2%
Doosan Heavy Industries & Construction Co. Ltd.	67,890	7,173,647
Luxembourg - 1.0%
ArcelorMittal SA (d)	206,000	16,259,395
ArcelorMittal SA (NY Shares) Class A	83,100	6,511,716
SES SA (A Shares) FDR unit	562,747	13,160,626
TOTAL LUXEMBOURG		35,931,737
Malaysia - 0.6%
DiGi.com Bhd	1,196,100	7,546,926
Gamuda Bhd	5,982,300	15,449,520
TOTAL MALAYSIA		22,996,446
Netherlands - 4.4%
ABN AMRO Holding NV	306,776	16,105,740
ABN AMRO Holding NV sponsored ADR	247,140	12,974,850
Heineken NV (Bearer)	202,900	13,315,215
ING Groep NV (Certificaten Van Aandelen)	125,724	5,570,830
Koninklijke Ahold NV sponsored ADR	1,357,200	20,358,000
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	633,300	$ 10,990,554
Koninklijke Philips Electronics NV (NY Shares)	680,900	30,599,646
SBM Offshore NV	516,900	20,321,831
TNT NV	204,400	8,569,347
Unilever NV (NY Shares)	688,800	21,249,480
TOTAL NETHERLANDS		160,055,493
Norway - 1.3%
Acta Holding ASA (d)	1,404,500	6,330,801
Aker Kvaerner ASA	712,400	22,696,105
Marine Harvest ASA (a)	7,094,000	9,027,052
Statoil ASA	320,900	10,937,743
TOTAL NORWAY		48,991,701
Panama - 0.8%
McDermott International, Inc. (a)	503,400	27,223,872
Portugal - 0.2%
Energias de Portugal SA	1,342,900	7,851,399
South Africa - 0.6%
Impala Platinum Holdings Ltd.	195,400	6,808,461
JSE Ltd.	786,800	9,138,344
Mondi Ltd. unit	34,880	348,301
Murray & Roberts Holdings Ltd.	285,400	3,723,347
TOTAL SOUTH AFRICA		20,018,453
Spain - 1.7%
Banco Santander Central Hispano SA	861,600	16,637,496
Telefonica SA	1,359,680	37,971,330
Telefonica SA sponsored ADR	72,400	6,065,672
TOTAL SPAIN		60,674,498
Sweden - 1.9%
Scania AB (B Shares)	602,700	14,683,576
Skandinaviska Enskilda Banken AB (A Shares)	354,600	11,527,994
Svenska Cellulosa AB (SCA) (B Shares)	634,900	11,847,355
Swedish Match Co.	982,400	20,427,920
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	298,900	11,896,220
TOTAL SWEDEN		70,383,065
Switzerland - 7.2%
ABB Ltd.:
(Reg.)	2,177,538	57,349,410
sponsored ADR	1,308,800	34,329,824
Actelion Ltd. (Reg.) (a)	100,260	5,554,928
Compagnie Financiere Richemont unit	282,272	18,706,597
Credit Suisse Group (Reg.)	55,387	3,673,820
EFG International	148,600	6,995,044
Julius Baer Holding AG (Bearer)	181,838	13,597,043
Nestle SA (Reg.)	66,014	29,547,866

	Shares	Value
Roche Holding AG (participation certificate)	252,270	$ 45,559,962
Schindler Holding AG (Reg.)	106,251	6,717,411
SGS Societe Generale de Surveillance Holding SA (Reg.)	19,208	21,944,457
Sonova Holding AG	82,458	8,273,070
UBS AG (Reg.)	107,689	5,734,439
Zurich Financial Services AG (Reg.)	18,066	5,419,878
TOTAL SWITZERLAND		263,403,749
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	734,100	2,463,782
Krung Thai Bank Public Co. Ltd.	7,727,000	2,480,578
Siam Commercial Bank PCL (For. Reg.)	1,232,000	2,840,449
TOTAL THAILAND		7,784,809
United Kingdom - 19.9%
Aegis Group PLC	2,734,700	6,994,850
Alfred McAlpine Group PLC	487,800	4,868,529
Anglo American PLC:
ADR	205,534	6,875,112
(United Kingdom)	317,408	21,361,927
Barclays PLC	818,100	9,944,006
BG Group PLC	1,615,700	28,113,181
BHP Billiton PLC	745,995	26,713,615
BP PLC	4,134,006	47,782,219
BP PLC sponsored ADR	50,700	3,516,045
British American Tobacco PLC	402,800	14,496,772
BT Group PLC	273,600	1,719,029
BT Group PLC sponsored ADR	108,500	6,817,055
Burberry Group PLC	675,700	9,084,018
Cadbury Schweppes PLC sponsored ADR	195,500	9,094,660
Climate Exchange PLC (a)	110,500	3,260,515
Diageo PLC	1,250,200	27,420,011
GlaxoSmithKline PLC	1,450,300	38,577,980
Gyrus Group PLC (a)	1,486,200	11,632,348
HBOS plc	636,600	11,912,668
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	7,074,640
(United Kingdom) (Reg.)	561,626	10,401,314
sponsored ADR (d)	248,600	23,020,360
Imperial Tobacco Group PLC sponsored ADR	11,400	1,046,064
Informa PLC	571,800	5,856,079
InterContinental Hotel Group PLC	357,069	7,090,982
International Power PLC	2,530,000	23,516,372
Intertek Group PLC	331,800	6,429,616
Jardine Lloyd Thompson Group PLC (d)	1,809,273	13,827,810
Lloyds TSB Group PLC	304,800	3,383,556
Man Group plc	4,205,700	47,633,732
Mondi PLC	368,300	3,504,398
Prudential PLC	1,654,700	25,445,263
Reed Elsevier PLC	2,650,900	33,522,817
Reuters Group PLC	1,118,100	14,770,101
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC (Reg.)	187,306	$ 16,080,220
Royal Bank of Scotland Group PLC	1,594,500	17,129,415
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	413,900	34,014,302
Class A (United Kingdom)	600,700	24,792,608
Class B	153,800	6,313,490
RPS Group PLC	1,075,400	7,454,320
SSL International PLC	412,400	3,586,462
Taylor Nelson Sofres PLC	4,138,600	19,117,888
Tesco PLC	1,297,400	11,667,947
Vodafone Group PLC	15,082,262	54,748,611
Vodafone Group PLC sponsored ADR	111,900	4,061,970
Xstrata PLC	140,400	9,319,801
TOTAL UNITED KINGDOM		724,994,678
United States of America - 1.2%
American Superconductor Corp. (a)(d)	145,500	2,979,840
Calgon Carbon Corp. (a)(d)	1,264,617	17,654,053
Fluor Corp.	54,500	7,846,910
Fuel Tech, Inc. (a)	271,800	6,004,062
Hypercom Corp. (a)	171,800	776,536
Sunpower Corp. Class A (a)(d)	115,900	9,598,838
TOTAL UNITED STATES OF AMERICA		44,860,239
TOTAL COMMON STOCKS (Cost $2,660,275,794)		3,541,926,612
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Porsche AG (Cost $7,685,783)	6,855	14,562,453
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b)	94,833,334	$ 94,833,334
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	73,017,674	73,017,674
TOTAL MONEY MARKET FUNDS (Cost $167,851,008)		167,851,008
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,835,812,585)	3,724,340,073
NET OTHER ASSETS - (2.2)%	(80,423,082)
NET ASSETS - 100%	$ 3,643,916,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,286,774
Fidelity Securities Lending Cash Central Fund	3,127,649
Total	$ 5,414,423
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,838,305,201. Net unrealized appreciation aggregated $886,034,872, of which $966,879,633 related to appreciated investment securities and $80,844,761 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2007

1.808786.103

VIPVAL-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.3%
Gentex Corp.	13,740	$ 294,586
The Goodyear Tire & Rubber Co. (a)	4,800	145,968
		440,554
Automobiles - 1.4%
Ford Motor Co.	77,100	654,579
Monaco Coach Corp.	2,231	31,301
Nissan Motor Co. Ltd.	18,300	183,092
Renault SA	5,800	840,479
Winnebago Industries, Inc.	11,453	273,498
		1,982,949
Diversified Consumer Services - 0.5%
H&R Block, Inc.	29,100	616,338
Service Corp. International	8,400	108,360
		724,698
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	11,761	145,127
Brinker International, Inc.	21,800	598,192
Carnival Corp. unit	18,300	886,269
Royal Caribbean Cruises Ltd.	28,000	1,092,840
WMS Industries, Inc. (a)	13,800	456,780
		3,179,208
Household Durables - 3.0%
Beazer Homes USA, Inc.	900	7,425
Black & Decker Corp.	9,000	749,700
Centex Corp.	4,600	122,222
Ethan Allen Interiors, Inc.	9,643	315,230
KB Home	4,600	115,276
La-Z-Boy, Inc.	10,200	75,276
Leggett & Platt, Inc.	35,500	680,180
Samson Holding Ltd.	6,000	1,706
Sealy Corp., Inc.	22,456	315,282
The Stanley Works	19,700	1,105,761
Whirlpool Corp.	6,900	614,790
		4,102,848
Leisure Equipment & Products - 2.0%
Brunswick Corp.	34,292	783,915
Eastman Kodak Co.	48,200	1,289,832
Mattel, Inc.	6,100	143,106
Polaris Industries, Inc.	12,400	540,888
		2,757,741
Media - 2.6%
Cinemark Holdings, Inc.	11,100	206,016
E.W. Scripps Co. Class A	20,506	861,252
Gannett Co., Inc.	14,700	642,390
Grupo Televisa SA de CV (CPO) sponsored ADR	2,600	62,842
Live Nation, Inc. (a)	10,500	223,125
Omnicom Group, Inc.	8,200	394,338

	Shares	Value
R.H. Donnelley Corp. (a)	11,000	$ 616,220
Regal Entertainment Group Class A	18,764	411,870
The McClatchy Co. Class A	5,167	103,237
Valassis Communications, Inc. (a)	7,954	70,950
		3,592,240
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	24,400	648,064
Retail Ventures, Inc. (a)	11,330	117,945
Sears Holdings Corp. (a)	2,059	261,905
Tuesday Morning Corp.	6,602	59,352
		1,087,266
Specialty Retail - 4.2%
AnnTaylor Stores Corp. (a)	10,417	329,906
Asbury Automotive Group, Inc.	12,714	251,864
AutoZone, Inc. (a)	1,300	150,982
Best Buy Co., Inc.	6,800	312,936
Circuit City Stores, Inc.	22,697	179,533
Gap, Inc.	38,500	709,940
Group 1 Automotive, Inc.	9,432	316,632
OfficeMax, Inc.	23,400	801,918
PETsMART, Inc.	25,000	797,500
Select Comfort Corp. (a)	11,566	161,346
Staples, Inc.	9,743	209,377
Tiffany & Co., Inc.	15,500	811,425
Williams-Sonoma, Inc.	25,400	828,548
		5,861,907
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	32,936	1,130,693
TOTAL CONSUMER DISCRETIONARY		24,860,104
CONSUMER STAPLES - 4.6%
Beverages - 0.3%
Cott Corp. (a)	22,900	181,911
SABMiller PLC	10,400	296,232
		478,143
Food & Staples Retailing - 1.3%
Rite Aid Corp. (a)	106,800	493,416
Sysco Corp.	31,900	1,135,321
Winn-Dixie Stores, Inc. (a)	8,187	153,261
		1,781,998
Food Products - 1.4%
Bunge Ltd.	6,900	741,405
Chiquita Brands International, Inc. (a)	5,900	93,397
Leroy Seafood Group ASA	7,200	164,274
Marine Harvest ASA (a)	135,000	171,786
Ralcorp Holdings, Inc. (a)	3,703	206,701
Tyson Foods, Inc. Class A	31,500	562,275
		1,939,838
Household Products - 0.1%
Central Garden & Pet Co.	5,200	46,280
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,090	$ 36,728
Colgate-Palmolive Co.	1,500	106,980
		189,988
Personal Products - 1.0%
Avon Products, Inc.	36,200	1,358,586
Tobacco - 0.5%
Altria Group, Inc.	7,570	526,342
British American Tobacco PLC	4,449	160,120
		686,462
TOTAL CONSUMER STAPLES		6,435,015
ENERGY - 11.4%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	7,600	686,812
Cameron International Corp. (a)	11,000	1,015,190
ENSCO International, Inc.	6,300	353,430
Exterran Holdings, Inc. (a)	5,309	426,525
FMC Technologies, Inc. (a)	22,200	1,280,052
GlobalSantaFe Corp.	5,500	418,110
Halliburton Co.	11,000	422,400
Hornbeck Offshore Services, Inc. (a)	763	28,002
Key Energy Services, Inc. (a)	15,400	261,800
National Oilwell Varco, Inc. (a)	12,814	1,851,618
Noble Corp.	8,800	431,640
Oceaneering International, Inc. (a)	1,880	142,504
Smith International, Inc.	19,200	1,370,880
Subsea 7, Inc. (a)	1,000	27,731
Superior Energy Services, Inc. (a)	7,700	272,888
Transocean, Inc. (a)	4,300	486,115
Weatherford International Ltd. (a)	11,400	765,852
		10,241,549
Oil, Gas & Consumable Fuels - 4.0%
Arch Coal, Inc.	13,700	462,238
Cabot Oil & Gas Corp.	10,200	358,632
Canadian Natural Resources Ltd.	4,600	349,498
Cheniere Energy Partners LP	2,300	42,389
Copano Energy LLC	4,994	183,430
EOG Resources, Inc.	5,400	390,582
EXCO Resources, Inc. (a)	14,500	239,830
Foundation Coal Holdings, Inc.	15,500	607,600
International Coal Group, Inc. (a)	1,300	5,772
Noble Energy, Inc.	3,800	266,152
Southwestern Energy Co. (a)	1,700	71,145
Suncor Energy, Inc.	5,300	503,407
Ultra Petroleum Corp. (a)	6,100	378,444
Valero Energy Corp.	14,800	994,264

	Shares	Value
Williams Companies, Inc.	20,100	$ 684,606
Williams Partners LP	900	37,188
		5,575,177
TOTAL ENERGY		15,816,726
FINANCIALS - 13.4%
Capital Markets - 1.4%
Ares Capital Corp.	11,458	186,422
Bank New York Mellon Corp.	1,790	79,011
Bear Stearns Companies, Inc.	2,400	294,744
Janus Capital Group, Inc.	2,200	62,216
Legg Mason, Inc.	6,430	541,985
Lehman Brothers Holdings, Inc.	3,800	234,574
State Street Corp.	4,610	314,218
TD Ameritrade Holding Corp. (a)	13,300	242,326
		1,955,496
Commercial Banks - 1.8%
Appalachian Bancshares, Inc. (a)	846	12,056
Associated Banc-Corp.	2,551	75,586
Boston Private Financial Holdings, Inc.	4,600	128,064
Colonial Bancgroup, Inc.	3,500	75,670
Commerce Bancorp, Inc.	10,970	425,417
Popular, Inc.	4,600	56,488
Sterling Financial Corp., Washington	1,915	51,533
U.S. Bancorp, Delaware	3,200	104,096
UCBH Holdings, Inc.	11,704	204,586
UnionBanCal Corp.	6,400	373,824
Wachovia Corp.	12,700	636,905
Zions Bancorp	5,300	363,951
		2,508,176
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	7,057	75,298
Capital One Financial Corp.	11,300	750,659
Cash America International, Inc.	4,484	168,598
		994,555
Diversified Financial Services - 0.8%
Bank of America Corp.	14,920	750,028
JPMorgan Chase & Co.	6,700	306,994
Maiden Holdings Ltd. (c)	4,900	44,100
		1,101,122
Insurance - 2.6%
AMBAC Financial Group, Inc.	9,700	610,227
Assurant, Inc.	3,200	171,200
Genworth Financial, Inc. Class A (non-vtg.)	4,400	135,212
Marsh & McLennan Companies, Inc.	25,400	647,700
MBIA, Inc.	12,100	738,705
MetLife, Inc.	1,000	69,730
Montpelier Re Holdings Ltd.	2,000	35,400
National Financial Partners Corp.	5,700	301,986
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	2,984	$ 188,261
Prudential Financial, Inc.	1,400	136,612
The Chubb Corp.	2,700	144,828
The Travelers Companies, Inc.	1,091	54,921
Willis Group Holdings Ltd.	9,700	397,118
		3,631,900
Real Estate Investment Trusts - 3.8%
Alexandria Real Estate Equities, Inc.	2,600	250,276
American Financial Realty Trust (SBI)	16,500	132,825
Annaly Capital Management, Inc.	10,800	172,044
BRE Properties, Inc. Class A	5,400	302,022
Developers Diversified Realty Corp.	6,600	368,742
Duke Realty LP	13,100	442,911
Education Realty Trust, Inc.	4,800	64,800
General Growth Properties, Inc.	15,923	853,791
GMH Communities Trust	4,500	34,875
HCP, Inc.	12,800	424,576
Highwoods Properties, Inc. (SBI)	1,600	58,672
Kimco Realty Corp.	8,500	384,285
Public Storage	5,400	424,710
Senior Housing Properties Trust (SBI)	900	19,854
Simon Property Group, Inc.	3,100	310,000
UDR, Inc.	11,600	282,112
Vornado Realty Trust	6,600	721,710
		5,248,205
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	7,300	203,232
Thrifts & Mortgage Finance - 2.2%
BankUnited Financial Corp. Class A	500	7,770
Countrywide Financial Corp.	18,000	342,180
Fannie Mae	17,500	1,064,175
Freddie Mac	15,600	920,556
Hudson City Bancorp, Inc.	28,700	441,406
New York Community Bancorp, Inc.	12,300	234,315
		3,010,402
TOTAL FINANCIALS		18,653,088
HEALTH CARE - 8.8%
Biotechnology - 0.7%
Amgen, Inc. (a)	8,600	486,502
Cephalon, Inc. (a)	6,200	452,972
Molecular Insight Pharmaceuticals, Inc.	1,100	7,469
		946,943
Health Care Equipment & Supplies - 2.1%
American Medical Systems Holdings, Inc. (a)	5,100	86,445
Baxter International, Inc.	21,400	1,204,392
Becton, Dickinson & Co.	9,100	746,655
C.R. Bard, Inc.	1,700	149,923

	Shares	Value
Covidien Ltd. (a)	11,725	$ 486,588
Wright Medical Group, Inc. (a)	9,100	244,062
		2,918,065
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc.	6,250	248,813
Community Health Systems, Inc. (a)	19,800	622,512
DaVita, Inc. (a)	13,500	852,930
Health Net, Inc. (a)	10,420	563,201
McKesson Corp.	14,700	864,213
Medco Health Solutions, Inc. (a)	7,700	696,003
Universal Health Services, Inc. Class B	14,200	772,764
		4,620,436
Health Care Technology - 0.1%
IMS Health, Inc.	4,400	134,816
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	8,500	477,275
Pharmaceuticals - 2.3%
Alpharma, Inc. Class A	16,800	358,848
Barr Pharmaceuticals, Inc. (a)	14,685	835,723
Endo Pharmaceuticals Holdings, Inc. (a)	7,400	229,474
MGI Pharma, Inc. (a)	25,701	713,974
Schering-Plough Corp.	31,400	993,182
		3,131,201
TOTAL HEALTH CARE		12,228,736
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	6,600	392,502
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	12,300	923,730
Airlines - 0.0%
Delta Air Lines, Inc. (a)	4,700	84,365
Building Products - 0.6%
Masco Corp.	36,600	848,022
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	11,443	256,781
Allied Waste Industries, Inc. (a)	78,278	998,045
Cintas Corp.	15,808	586,477
Equifax, Inc.	4,339	165,403
R.R. Donnelley & Sons Co.	700	25,592
The Brink's Co.	20,100	1,123,188
		3,155,486
Construction & Engineering - 1.3%
Fluor Corp.	10,200	1,468,596
Washington Group International, Inc. (a)	3,577	314,096
		1,782,692
Industrial Conglomerates - 0.4%
Tyco International Ltd.	11,725	519,887
Machinery - 2.7%
Albany International Corp. Class A	3,200	119,968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Briggs & Stratton Corp.	16,400	$ 412,952
Bucyrus International, Inc. Class A	5,400	393,822
Deere & Co.	4,300	638,206
Eaton Corp.	1,500	148,560
Illinois Tool Works, Inc.	16,700	995,988
Pentair, Inc.	20,200	670,236
Sulzer AG (Reg.)	204	292,643
Wabash National Corp.	7,900	89,191
		3,761,566
Road & Rail - 0.6%
Canadian National Railway Co.	5,300	302,492
Con-way, Inc.	8,900	409,400
CSX Corp.	1,000	42,730
Ryder System, Inc.	600	29,400
		784,022
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. (a)	7,699	78,684
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	5,300	204,527
TOTAL INDUSTRIALS		12,535,483
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.3%
Alcatel-Lucent SA sponsored ADR	69,621	708,742
Avocent Corp. (a)	14,129	411,436
Dycom Industries, Inc. (a)	24,600	753,498
Motorola, Inc.	50,000	926,500
Nortel Networks Corp. (a)	14,010	237,515
Powerwave Technologies, Inc. (a)	17,600	108,416
		3,146,107
Computers & Peripherals - 2.9%
Diebold, Inc.	10,300	467,826
Intermec, Inc. (a)	34,761	907,957
NCR Corp. (a)	4,800	239,040
Network Appliance, Inc. (a)	21,185	570,088
SanDisk Corp. (a)	10,300	567,530
Seagate Technology	41,300	1,056,454
Sun Microsystems, Inc. (a)	36,700	205,887
		4,014,782
Electronic Equipment & Instruments - 5.1%
Agilent Technologies, Inc. (a)	36,900	1,360,872
Arrow Electronics, Inc. (a)	22,800	969,456
Avnet, Inc. (a)	27,679	1,103,285
Flextronics International Ltd. (a)	103,200	1,153,776
Ingram Micro, Inc. Class A (a)	14,900	292,189
Itron, Inc. (a)	3,000	279,210
Jabil Circuit, Inc.	23,865	545,077
Molex, Inc.	15,800	425,494

	Shares	Value
Tektronix, Inc.	7,000	$ 194,180
Tyco Electronics Ltd. (a)	20,100	712,143
		7,035,682
Internet Software & Services - 1.3%
Open Text Corp. (a)	1,100	28,714
ValueClick, Inc. (a)	10,100	226,846
VeriSign, Inc. (a)	13,000	438,620
Yahoo!, Inc. (a)	39,600	1,062,864
		1,757,044
IT Services - 1.1%
Mastercard, Inc. Class A	1,918	283,806
MoneyGram International, Inc.	10,695	241,600
Perot Systems Corp. Class A (a)	12,142	205,321
The Western Union Co.	24,000	503,280
Unisys Corp. (a)	57,300	379,326
		1,613,333
Office Electronics - 1.2%
Xerox Corp. (a)	93,400	1,619,556
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	34,300	452,760
Applied Materials, Inc.	36,000	745,200
ASML Holding NV (NY Shares) (a)	28,400	933,224
Atmel Corp. (a)	29,400	151,704
Fairchild Semiconductor International, Inc. (a)	53,300	995,644
Integrated Device Technology, Inc. (a)	22,700	351,396
Intersil Corp. Class A	16,400	548,252
LSI Corp. (a)	18,100	134,302
Maxim Integrated Products, Inc.	12,600	369,810
MKS Instruments, Inc. (a)	9,600	182,592
National Semiconductor Corp.	47,200	1,280,064
Standard Microsystems Corp. (a)	8,554	328,645
		6,473,593
Software - 1.3%
Electronic Arts, Inc. (a)	12,394	693,940
Fair Isaac Corp.	7,300	263,603
Parametric Technology Corp. (a)	8,600	149,812
Quest Software, Inc. (a)	10,145	174,088
Symantec Corp. (a)	25,700	498,066
		1,779,509
TOTAL INFORMATION TECHNOLOGY		27,439,606
MATERIALS - 3.9%
Chemicals - 1.5%
Albemarle Corp.	6,827	301,753
Arkema sponsored ADR (a)	1,400	84,910
Celanese Corp. Class A	6,200	241,676
Chemtura Corp.	68,400	608,076
Cytec Industries, Inc.	3,700	253,043
Georgia Gulf Corp.	3,417	47,496
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
H.B. Fuller Co.	9,100	$ 270,088
Lubrizol Corp.	3,533	229,857
		2,036,899
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	44,488	1,844,028
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd.	1,500	74,404
Alcoa, Inc.	15,800	618,096
ArcelorMittal SA (NY Shares) Class A	1,200	94,032
Barrick Gold Corp.	2,100	84,359
Compass Minerals International, Inc.	4,943	168,260
Kinross Gold Corp. (a)	5,500	82,182
Lihir Gold Ltd. (a)	27,033	94,554
Newcrest Mining Ltd.	4,593	114,168
Randgold Resources Ltd. sponsored ADR	2,834	94,202
Titanium Metals Corp. (a)	3,100	104,036
		1,528,293
TOTAL MATERIALS		5,409,220
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	35,715	1,511,102
Cbeyond, Inc. (a)	1,300	53,027
NeuStar, Inc. Class A (a)	3,800	130,302
Verizon Communications, Inc.	13,800	611,064
		2,305,495
Wireless Telecommunication Services - 0.9%
Crown Castle International Corp. (a)	5,900	239,717
MTN Group Ltd.	7,400	112,269
Sprint Nextel Corp.	45,800	870,200
		1,222,186
TOTAL TELECOMMUNICATION SERVICES		3,527,681
UTILITIES - 6.7%
Electric Utilities - 3.8%
Allegheny Energy, Inc.	10,700	559,182
American Electric Power Co., Inc.	9,900	456,192
DPL, Inc.	16,919	444,293
Edison International	12,900	715,305
Entergy Corp.	8,800	952,952
FirstEnergy Corp.	6,700	424,378
FPL Group, Inc.	7,600	462,688

	Shares	Value
PPL Corp.	16,300	$ 754,690
Reliant Energy, Inc. (a)	19,907	509,619
		5,279,299
Gas Utilities - 0.4%
Equitable Resources, Inc.	9,986	517,974
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	15,400	308,616
Constellation Energy Group, Inc.	8,700	746,373
Mirant Corp. (a)	3,300	134,244
NRG Energy, Inc. (a)	22,000	930,380
TXU Corp.	5,800	397,126
		2,516,739
Multi-Utilities - 0.7%
CMS Energy Corp.	11,100	186,702
Public Service Enterprise Group, Inc.	8,400	739,116
		925,818
TOTAL UTILITIES		9,239,830
TOTAL COMMON STOCKS (Cost $127,694,203)		136,145,489
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75% (Cost $140,764)	3,800	171,000
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36 (Cost $60,000)	$ 60,000	69,750
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $2,727,931)	2,727,931	2,727,931
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $130,622,898)	139,114,170
NET OTHER ASSETS - (0.2)%	(249,136)
NET ASSETS - 100%	$ 138,865,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,100 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,949
Fidelity Securities Lending Cash Central Fund	1,903
Total	$ 171,852
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $130,685,388. Net unrealized appreciation aggregated $8,428,782, of which $15,611,679 related to appreciated investment securities and $7,182,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007